Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Housing loans to employees guaranteed by RPL	$ 228	$ 182
Advances to employees	3,524	2,073
Prepayments to business partners	21,187	1,874
Interest receivables	326	1,524
Receivables in connection with exercise of options	879	2,018
Receivables from an employee in connection with tax withheld for the vesting of the restricted shares	0	1,010
Share subscription monies receivables	1,317	1,198
Bridge loans in connection with ongoing investments	8,074	6,141
Prepayment for Inventory	479	681
Unsecured interest-free loans to related parties	4,902	0
Others	1,845	313
Total	$ 42,761	$ 17,014